Description of business and basis of preparation of the consolidated financial statements - IFRS 9 - General information (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of initial application of standards or interpretations [line items]
Trade receivables	€ 5,295	€ 5,153	€ 5,175	€ 4,964	€ 4,876
Current assets related to Orange Bank activities	3,075		3,275	3,336
Deferred tax assets	€ 1,366		1,586	€ 1,847	€ 2,137
Increase (decrease) due to application of IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Trade receivables			(22)
Current assets related to Orange Bank activities			(6)
Deferred tax assets			5
Increase (decrease) due to application of IFRS 9, impact of impairment of financial asset [member]
Disclosure of initial application of standards or interpretations [line items]
Reserves			(23)
Trade receivables			(22)
Current assets related to Orange Bank activities			(6)
Deferred tax assets			5
Financial assets at amortised cost, category [member]
Disclosure of initial application of standards or interpretations [line items]
Current assets related to Orange Bank activities			3,096
Financial assets at amortised cost, category [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Current assets related to Orange Bank activities			(2)
Financial assets at amortised cost, category [member] | Increase (decrease) due to application of IFRS 9, impact of impairment of financial asset [member]
Disclosure of initial application of standards or interpretations [line items]
Current assets related to Orange Bank activities			€ (6)